Prepaid Expenses and Other Assets (Tables)	12 Months Ended
Dec. 31, 2013
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Components of Prepaid Expenses and Other Assets

The components of prepaid expenses and other assets as of December 31 were as follows (in millions of dollars):

	2013			2012
	Current	Non- Current	Total	Current	Non- Current	Total
Amounts due from related parties (see Note 19)	$729	$—	$729	$503	$—	$503
Prepaid pension expense (see Note 18)	—	137	137	—	114	114
Other	918	300	1,218	605	289	894

Total	$1,647	$437	$2,084	$1,108	$403	$1,511